SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]	SUBSEQUENT EVENTS On June 18, 2013, we closed on the divestiture of our Piceance Basin, NECO and certain non-core Colorado oil and gas properties for cash consideration of approximately $185.2 million.